Investment Securities - Amortized Cost and Estimated Fair Value of Investment Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	$ 116,358	$ 111,221	$ 181,291
Gross Unrealized Gains, Debt investment securities	815	480	339
Gross Unrealized Losses, Debt investment securities	(1,248)	(773)	(4,172)
Available-for-sale Securities, Debt investment securities	115,925	110,928	177,458
Amortized cost, equity securities	206	206	206
Gross Unrealized Gains, Equity investment securities	0	0	0
Gross Unrealized Losses, Equity investment securities	0	0	0
Available-for-sale Securities, Equity investment securities	206	206	206
Total investment securities, amortized cost basis	116,564	111,427	181,497
Gross Unrealized Gains	815	480	339
Gross Unrealized Losses	(1,248)	(773)	(4,172)
Estimated Fair Value	116,131	111,134	177,664
Held-to-maturity securities, debt maturities, Amortized Cost	141,298	122,988	53,908
Held to maturity, gross unrealized gains	2,952	1,393	260
Held to maturity, gross unrealized losses	(1,110)	(233)	(399)
Held-to-maturity Securities, Debt Maturities, Fair Value	143,140	124,148	53,769
US Treasury, Agencies and GSEs [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	21,584	16,850	17,171
Gross Unrealized Gains, Debt investment securities	4	0	18
Gross Unrealized Losses, Debt investment securities	(26)	(30)	(158)
Available-for-sale Securities, Debt investment securities	21,562	16,820	17,031
Held-to-maturity securities, debt maturities, Amortized Cost	1,000	1,998	3,987
Held to maturity, gross unrealized gains	9	2	0
Held to maturity, gross unrealized losses	0	0	(35)
Held-to-maturity Securities, Debt Maturities, Fair Value	1,009	2,000	3,952
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	13,167	1,735	23,661
Gross Unrealized Gains, Debt investment securities	0	1	6
Gross Unrealized Losses, Debt investment securities	(26)	0	(602)
Available-for-sale Securities, Debt investment securities	13,141	1,736	23,065
Held-to-maturity securities, debt maturities, Amortized Cost	10,676	8,534	5,089
Held to maturity, gross unrealized gains	418	124	22
Held to maturity, gross unrealized losses	(19)	(4)	(84)
Held-to-maturity Securities, Debt Maturities, Fair Value	11,075	8,654	5,027
Corporate [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	11,124	12,347	17,389
Gross Unrealized Gains, Debt investment securities	131	230	220
Gross Unrealized Losses, Debt investment securities	(19)	(23)	(409)
Available-for-sale Securities, Debt investment securities	11,236	12,554	17,200
Held-to-maturity securities, debt maturities, Amortized Cost	24,776	25,779	9,924
Held to maturity, gross unrealized gains	817	584	4
Held to maturity, gross unrealized losses	(269)	(29)	(182)
Held-to-maturity Securities, Debt Maturities, Fair Value	25,324	26,334	9,746
Asset Backed Securities [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	13,079	13,190	18,243
Gross Unrealized Gains, Debt investment securities	1	61	13
Gross Unrealized Losses, Debt investment securities	(279)	(19)	(137)
Available-for-sale Securities, Debt investment securities	12,801	13,232	18,119
Held-to-maturity securities, debt maturities, Amortized Cost	22,804	23,099	1,509
Held to maturity, gross unrealized gains	9	101	0
Held to maturity, gross unrealized losses	(735)	(115)	(13)
Held-to-maturity Securities, Debt Maturities, Fair Value	22,078	23,085	1,496
Residential Mortgage-Backed - US Agency [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	14,845	19,012	32,409
Gross Unrealized Gains, Debt investment securities	279	56	34
Gross Unrealized Losses, Debt investment securities	0	(88)	(777)
Available-for-sale Securities, Debt investment securities	15,124	18,980	31,666
Held-to-maturity securities, debt maturities, Amortized Cost	11,909	13,715	11,601
Held to maturity, gross unrealized gains	623	247	124
Held to maturity, gross unrealized losses	0	(3)	(47)
Held-to-maturity Securities, Debt Maturities, Fair Value	12,532	13,959	11,678
Collateralized Mortgage Obligations - US Agency [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	25,243	31,320	48,101
Gross Unrealized Gains, Debt investment securities	166	35	31
Gross Unrealized Losses, Debt investment securities	(528)	(570)	(1,691)
Available-for-sale Securities, Debt investment securities	24,881	30,785	46,441
Held-to-maturity securities, debt maturities, Amortized Cost	23,713	19,607	13,972
Held to maturity, gross unrealized gains	893	300	93
Held to maturity, gross unrealized losses	(14)	(29)	(13)
Held-to-maturity Securities, Debt Maturities, Fair Value	24,592	19,878	14,052
Collateralized Mortgage Obligations - Private Label [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Totals, amortized cost	17,316	16,767	24,317
Gross Unrealized Gains, Debt investment securities	234	97	17
Gross Unrealized Losses, Debt investment securities	(370)	(43)	(398)
Available-for-sale Securities, Debt investment securities	17,180	16,821	23,936
Held-to-maturity securities, debt maturities, Amortized Cost	46,420	30,256	7,826
Held to maturity, gross unrealized gains	183	35	17
Held to maturity, gross unrealized losses	(73)	(53)	(25)
Held-to-maturity Securities, Debt Maturities, Fair Value	46,530	30,238	7,818
Mutual funds Common Stock Financial Services Industry [Member]
Schedule of Available-for-sale Securities and Held-to-Maturity Securities [Line Items]
Amortized cost, equity securities	206	206	206
Gross Unrealized Gains, Equity investment securities	0	0	0
Gross Unrealized Losses, Equity investment securities	0	0	0
Available-for-sale Securities, Equity investment securities	$ 206	$ 206	$ 206